GOODWILL AND INTANGIBLE ASSETS, NET - WOMPI S.A.S. Purchase Price Allocation (Details) - Wompi S.A.S. (Before Vlipco S.A.S.) - COP ($) $ in Millions		1 Months Ended
	Nov. 09, 2021	Jul. 31, 2019	Nov. 30, 2021	Nov. 10, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Percentage of interest acquired				47.37%
Number of shares held	91,838
Proportion of ownership interest in joint venture	47.40%	48.91%
Goodwill			$ 10,660
Goodwill expected to be deductible for tax purposes			$ 0
Percentage of non-controlling interests in acquiree			5.23%
Purchase price			$ 9,474
Fair value of previously held investment			9,479
Non-controlling interest at fair value			1,047
TOTAL			$ 20,000